Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of Robin and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Robin, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities, and operations of a VIE in its consolidated financial statements. The Company has identified it has variable interests in Toro Corp., but is not the primary beneficiary. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE. The Company’s maximum exposure to loss as a result of its involvement with this VIE is the Company’s carrying value in this investment.

Use of estimates
Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value and the useful life of the vessels. Actual results may differ from these estimates.

Other comprehensive income/(loss)
Other comprehensive income/(loss)

The Company follows the accounting guidance relating to comprehensive income/(loss), which requires separate presentation of certain transactions that are recorded directly as components of net parent investment. The Company has no other comprehensive income/(loss) items and, accordingly, comprehensive income/(loss) equals net income/(loss) for the periods presented.

Foreign currency translation
Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the statement of comprehensive income/(loss).

Cash and cash equivalents	Cash and cash equivalents The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
Accounts receivable trade
Accounts receivable trade

The amount shown as trade receivables at the balance sheet date includes receivables from charterers for hire and pool revenue, and other potential sources of income (such as ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts and/or pool arrangements, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. There are no provisions for doubtful accounts as of December 31, 2024 and 2025.

Inventories
Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters.

Insurance claims
Insurance claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, for insured crew medical expenses and for loss of hire for certain of its vessels that maintain such kind of insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

Vessels, net
Vessels, net

Vessels, net are stated at cost net of accumulated depreciation. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels' depreciation
Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard, whereas secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Impairment of vessels
Impairment of vessels

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount.

Dry-docking and special survey costs
Dry-docking and special survey costs

Dry-docking and special survey costs are accounted for under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed.

Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income/(loss).

Revenue and expenses recognition	Revenue and expenses recognition
Revenue from pool arrangements and time charter contracts
Revenue from pool arrangements

The Company generates its revenues from pool arrangements and recognizes pool revenue based on quarterly reports from the pools which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel.

Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregated the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:

•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or
•
by making adjustments to account for the cost of performance, the bunkering fees and the trading capabilities of each vessel and the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has determined that the non-lease component in its pool contracts relates to services for the operation of the vessel, which comprise crew, technical and safety services, among others. The Company further elected to adopt the practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all pool contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the pool agreements.

Revenues related to time charter contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise crew, technical and safety services, among others. The Company further elected to adopt the practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and that the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight-line basis over the non-cancellable rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s statement of comprehensive income/(loss). Revenues generated from variable lease payments are recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer.

Voyage expenses
Voyage expenses

Voyage expenses, consist of: (a) port, canal, and bunker expenses unique to a particular charter that the Company incurs during repositioning periods, (b) costs of EUAs and (c) brokerage commissions. At the inception of a charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Accounting for financial instruments
Accounting for financial instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade receivables. The principal financial liabilities of the Company consist of trade and other payables and accrued liabilities.

Fair value measurements
Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and maintenance
Repairs and maintenance

All repair and maintenance expenses, including underwater inspection expenses, are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income/(loss).

Commitments, contingencies and provisions
Commitments, contingencies and provisions

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Segment reporting
Segment reporting

The Company reports financial information and evaluates its operations by total vessel revenues, vessel operating expenses, operating income and net income. As a result, management, including the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews operating results solely by revenue, operating expenses and operating results of the vessel and decides how to allocate resources based on consolidated net income, thus the Company has determined that it operates under two reportable segments. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Earnings/(Loss) per common share
Earnings/(Loss) per common share

Basic earnings/(loss) per common share are computed by dividing net income/(loss) available to common shareholders by the weighted average number of common shares outstanding during the relevant period. Dividends on cumulative redeemable perpetual preferred shares reduce the income available to common shareholders, (whether or not earned). Diluted earnings/(loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted earnings/(loss) attributable to common shareholders per common share is computed by dividing the net income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of convertible securities during the applicable periods. The if converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred shares. For purposes of the if converted calculation, the conversion price of convertible preferred shares is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings/(loss) per share.

Digital Assets (Investment in Crypto Assets - Bitcoin)
Digital Assets (Investment in Crypto Assets – Bitcoin)

The Company accounts for its digital assets, which are comprised solely of bitcoin, as indefinite-lived intangible assets in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other. The Company has ownership of and control over its bitcoin and uses third-party custodial services. In December 2023, FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. ASU 2023-08 requires certain crypto assets to be measured at fair value separately on the balance sheet with gains and losses from changes in the fair value reported as unrealized gains or losses in the consolidated statement of income/(loss) and comprehensive income (loss) for each reporting period. ASU 2023-08 also enhances the other intangible asset disclosure requirements by requiring the name, cost basis, fair value, and number of units for each significant crypto asset holding. In conjunction with the acquisition of digital assets during the year ended December 31, 2025, the Company adopted and applied ASU-2023-08 henceforth.

The Company’s digital assets are initially recorded at cost, net of any transaction costs or fees, and are subsequently measured at fair value as of each reporting period. The Company tracks its cost basis of digital assets in accordance with the first-in-first-out method. The Company determines the fair value of its digital assets in accordance with ASC 820, Fair Value Measurement, based on quoted prices in its principal market for Bitcoin (Level 1). Crypto assets are generally valued using prices as reported on reputable and liquid exchanges based on the quoted end-of-day price provided by such exchanges as of the date and time of determination. Changes in fair value are recognized as incurred in the Company’s consolidated statement of comprehensive income/(loss), as “Change in fair value of crypto assets-Bitcoin”.

Transactions Between Entities Under Common Control
Transactions Between Entities Under Common Control

Transfers of assets, liabilities, or operations between entities under common control are accounted for in accordance with ASC 805-50 Business Combinations – Related Issues. The receiving (acquiring) entity recognizes the assets and liabilities transferred at their historical carrying amounts as recorded by the transferring entity at the date of transfer. No gain or loss is recognized in the statement of comprehensive income/(loss) as a result of such transactions. Any difference between the consideration transferred and the historical carrying amounts of the net assets received is recognized as an adjustment to equity.

Share repurchases
Share repurchases

The Company records the repurchase of its common shares at cost. The Company retires its repurchased common shares and reduces its common stock accordingly. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company adopted ASU 2023-07 as of January 1, 2024 and considers that the adoption of ASU 2023-07 did not have a significant impact on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of assessing the impact of ASU 2025-05 on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): The amendments in this update clarify interim disclosure requirements and the applicability of Topic 270 and are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting 3 periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted. The Company is currently assessing the impact this standard will have on its consolidated financial statements.